UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07489
                                                     ---------

                      OPPENHEIMER INTERNATIONAL GROWTH FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30

                   Date of reporting period: November 30, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
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Japan                                                                      18.3%
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United Kingdom                                                             15.8
--------------------------------------------------------------------------------
France                                                                     11.7
--------------------------------------------------------------------------------
Switzerland                                                                 7.5
--------------------------------------------------------------------------------
Germany                                                                     6.5
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Australia                                                                   6.3
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The Netherlands                                                             3.8
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Sweden                                                                      3.6
--------------------------------------------------------------------------------
India                                                                       3.2
--------------------------------------------------------------------------------
United States                                                               3.1

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Novogen Ltd.                                                                2.2%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                        2.0
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.0
--------------------------------------------------------------------------------
Technip SA                                                                  2.0
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                            1.8
--------------------------------------------------------------------------------
Continental AG                                                              1.8
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.7
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.6
--------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                 1.6
--------------------------------------------------------------------------------
ABB Ltd.                                                                    1.6

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                         59.2%

Asia                           30.8

Latin America                   4.2

United States/Canada            3.3

Middle East/Africa              2.5

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED NOVEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month reporting period ended November 30, 2005, Oppenheimer International Growth Fund produced higher returns than its benchmark, the Morgan Stanley Capital International Europe Australasia and Far East (MSCI EAFE) Index. In addition, the Fund produced higher returns than the Lipper International Multi-Cap Growth category average over the reporting period.

      The Fund enjoyed especially strong results among investments related to our mass affluence theme, particularly in the emerging markets. In Korea, shipbuilder Hyundai Heavy Industries Co. Ltd. ranked among the Fund's top individual performers. Hyundai Heavy Industries benefited from higher shipping rates and rising demand for new ships. Brazil's Companhia Vale do Rio Doce, Sponsored ADR, one of the world's leading producers of iron ore, and U.K.-based miner Rio Tinto plc, prospered amid rising demand from China for industrial commodities.

      In the financials sector, the Fund's longstanding position in London-based financial services group, Collins Stewart Tullett plc, saw its stock price surge amid speculation that the company might be an acquisition target. In addition, the company achieved favorable fundamental results in a growing global economy, with recent acquisitions proving to be accretive to earnings. In Japan, the Fund received a strong contribution to performance from Mitsubishi UFJ Financial Group, Inc., a major bank that benefited from recent improvements to Japan's banking system. Finally, related to our aging theme, the Fund's investment in U.K. technology development company BTG plc gained value when one of the many inventions in its portfolio, a new treatment for varicose veins, moved closer to commercialization.

      As is to be expected of a broadly diversified portfolio, some of the Fund's holdings generated disappointing results, many of which represented our new technologies theme. Despite progress in clinical trials for its anti-cancer drugs, the stocks of biotechnology firm Novogen Ltd. and its subsidiary Marshall Edwards were hurt by aggressive short-term trading on the Australia stock exchange. Similarly, investors with a shorter-term perspective may have overreacted to lower-than-expected quarterly financial results from Norway's Tandberg ASA, a leading provider of video conferencing software. While Denmark based NeuroSearch AS, a drug development company, disappointed investors when it withdrew a key new product from testing, we continue to like its potential over the long term.

      As of the end of the reporting period, the Fund remained fully invested in approximately 140 stocks, which we believe reflects an ample supply of companies meeting our


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND growth-oriented criteria. We recently have found a number of such opportunities in Japan, where valuations appear to be attractive.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2005. Performance is measured from the inception of Classes A, B and C on March 25, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, Far
East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Growth Fund (Class A)

   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer International        MSCI EAFE
                                Growth Fund (Class A)            Index
03/25/1996                               9,425                   10,000
05/31/1996                               9,849                   10,106
08/31/1996                              10,085                    9,895
11/30/1996                              11,065                   10,462
02/28/1997                              12,026                   10,136
05/31/1997                              13,082                   10,900
08/31/1997                              13,261                   10,821
11/30/1997                              13,544                   10,449
02/28/1998                              14,375                   11,737
05/31/1998                              16,634                   12,143
08/31/1998                              14,040                   10,836
11/30/1998                              14,461                   12,202
02/28/1999                              14,467                   12,353
05/31/1999                              14,935                   12,709
08/31/1999                              16,136                   13,656
11/30/1999                              19,567                   14,816
02/29/2000                              28,739                   15,536
05/31/2000                              22,865                   14,924
08/31/2000                              25,519                   14,996
11/30/2000                              20,335                   13,415
02/28/2001                              20,242                   12,848
05/31/2001                              19,951                   12,396
08/31/2001                              16,993                   11,385
11/30/2001                              16,151                   10,884
02/28/2002                              15,808                   10,441
05/31/2002                              16,425                   11,241
08/31/2002                              13,350                    9,713
11/30/2002                              12,592                    9,555
02/28/2003                              10,621                    8,647
05/31/2003                              12,776                    9,899
08/31/2003                              14,865                   10,643
11/30/2003                              17,195                   11,919
02/29/2004                              18,931                   13,337
05/31/2004                              18,188                   13,165
08/31/2004                              17,557                   13,101
11/30/2004                              20,149                   14,858
02/28/2005                              21,557                   15,889
05/31/2005                              20,554                   15,172
08/31/2005                              22,494                   16,257
11/30/2005                              23,073                   16,897

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 7.93%   5-Year 1.35%   Since Inception (3/25/96) 9.02%


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Growth Fund (Class B)

   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer International        MSCI EAFE
                                Growth Fund (Class B)            Index
03/25/1996                              10,000                   10,000
05/31/1996                              10,420                   10,106
08/31/1996                              10,640                    9,895
11/30/1996                              11,650                   10,462
02/28/1997                              12,630                   10,136
05/31/1997                              13,720                   10,900
08/31/1997                              13,890                   10,821
11/30/1997                              14,150                   10,449
02/28/1998                              14,992                   11,737
05/31/1998                              17,318                   12,143
08/31/1998                              14,586                   10,836
11/30/1998                              14,992                   12,202
02/28/1999                              14,982                   12,353
05/31/1999                              15,433                   12,709
08/31/1999                              16,636                   13,656
11/30/1999                              20,137                   14,816
02/29/2000                              29,521                   15,536
05/31/2000                              23,443                   14,924
08/31/2000                              26,113                   14,996
11/30/2000                              20,773                   13,415
02/28/2001                              20,630                   12,848
05/31/2001                              20,299                   12,396
08/31/2001                              17,252                   11,385
11/30/2001                              16,362                   10,884
02/28/2002                              15,986                   10,441
05/31/2002                              16,617                   11,241
08/31/2002                              13,506                    9,713
11/30/2002                              12,739                    9,555
02/28/2003                              10,745                    8,647
05/31/2003                              12,925                    9,899
08/31/2003                              15,039                   10,643
11/30/2003                              17,396                   11,919
02/29/2004                              19,152                   13,337
05/31/2004                              18,401                   13,165
08/31/2004                              17,763                   13,101
11/30/2004                              20,385                   14,858
02/28/2005                              21,810                   15,889
05/31/2005                              20,795                   15,172
08/31/2005                              22,757                   16,257
11/30/2005                              23,343                   16,897

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 8.62%   5-Year 1.38%   Since Inception (3/25/96) 9.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Growth Fund (Class C)

   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer International        MSCI EAFE
                                Growth Fund (Class C)            Index
03/25/1996                              10,000                   10,000
05/31/1996                              10,420                   10,106
08/31/1996                              10,650                    9,895
11/30/1996                              11,660                   10,462
02/28/1997                              12,650                   10,136
05/31/1997                              13,730                   10,900
08/31/1997                              13,900                   10,821
11/30/1997                              14,170                   10,449
02/28/1998                              15,012                   11,737
05/31/1998                              17,338                   12,143
08/31/1998                              14,606                   10,836
11/30/1998                              15,012                   12,202
02/28/1999                              15,003                   12,353
05/31/1999                              15,454                   12,709
08/31/1999                              16,657                   13,656
11/30/1999                              20,158                   14,816
02/29/2000                              29,563                   15,536
05/31/2000                              23,475                   14,924
08/31/2000                              26,145                   14,996
11/30/2000                              20,794                   13,415
02/28/2001                              20,662                   12,848
05/31/2001                              20,331                   12,396
08/31/2001                              17,273                   11,385
11/30/2001                              16,395                   10,884
02/28/2002                              16,018                   10,441
05/31/2002                              16,600                   11,241
08/31/2002                              13,474                    9,713
11/30/2002                              12,687                    9,555
02/28/2003                              10,669                    8,647
05/31/2003                              12,821                    9,899
08/31/2003                              14,893                   10,643
11/30/2003                              17,183                   11,919
02/29/2004                              18,883                   13,337
05/31/2004                              18,110                   13,165
08/31/2004                              17,453                   13,101
11/30/2004                              19,990                   14,858
02/28/2005                              21,350                   15,889
05/31/2005                              20,312                   15,172
08/31/2005                              22,191                   16,257
11/30/2005                              22,722                   16,897

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 12.67%   5-Year 1.79%   Since Inception (3/25/96) 8.85%


                   14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Growth Fund (Class N)

   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer International        MSCI EAFE
                                Growth Fund (Class N)            Index
03/01/2001                              10,000                   10,000
05/31/2001                               9,856                    9,648
08/31/2001                               8,388                    8,861
11/30/2001                               7,967                    8,471
02/28/2002                               7,794                    8,126
05/31/2002                               8,090                    8,749
08/31/2002                               6,576                    7,560
11/30/2002                               6,200                    7,437
02/28/2003                               5,219                    6,730
05/31/2003                               6,280                    7,704
08/31/2003                               7,302                    8,284
11/30/2003                               8,433                    9,277
02/29/2004                               9,284                   10,380
05/31/2004                               8,915                   10,247
08/31/2004                               8,602                   10,197
11/30/2004                               9,861                   11,564
02/28/2005                              10,548                   12,366
05/31/2005                              10,046                   11,809
08/31/2005                              10,990                   12,653
11/30/2005                              11,260                   13,151

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 13.19%   5-Year N/A   Since Inception (3/1/01) 2.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Growth Fund (Class Y)

   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer International        MSCI EAFE
   Date                         Growth Fund (Class Y)            Index
09/07/2005                              10,000                   10,000
11/30/2005                              10,014                   10,394

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 11/30/05

1-Year N/A   5-Year N/A   Since Inception (9/7/05) 0.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                   17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

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FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             BEGINNING      ENDING         EXPENSES
                             ACCOUNT        ACCOUNT        PAID DURING
                             VALUE          VALUE          6 MONTHS ENDED
                             (6/1/05)       (11/30/05)     NOVEMBER 30, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual               $1,000.00      $1,122.60      $ 7.42
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00       1,018.10        7.06
--------------------------------------------------------------------------------
Class B Actual                1,000.00       1,118.10       11.69
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00       1,014.09       11.12
--------------------------------------------------------------------------------
Class C Actual                1,000.00       1,118.60       11.37
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00       1,014.39       10.81
--------------------------------------------------------------------------------
Class N Actual                1,000.00       1,120.90        8.91
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00       1,016.70        8.48

                             BEGINNING      ENDING         EXPENSES
                             ACCOUNT        ACCOUNT        PAID DURING
                             VALUE          VALUE          THE PERIOD ENDED
                             (9/7/05)       (11/30/05)     NOVEMBER 30, 2005 2,3
--------------------------------------------------------------------------------
Class Y Actual               $1,000.00      $1,001.50       $1.98
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00       1,020.81        4.32

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B, C and N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 85/365 [to reflect the period from September 7, 2005 (inception of offering) to November 30, 2005].

Those annualized expense ratios based on the 6-month period ended November 30, 2005 for Classes A, B, C and N, and for the period from September 7, 2005 (inception of offering) to November 30, 2005 for Class Y are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.39%
---------------------------
Class B          2.19
---------------------------
Class C          2.13
---------------------------
Class N          1.67
---------------------------
Class Y          0.85

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  November 30, 2005
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.3%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.5%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                                                                          240,906   $      20,427,220
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.6%
Bayerische Motoren Werke AG                                                                             129,131           5,684,821
------------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                                                          98,992           5,535,509
------------------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                                    7,899           5,903,156
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                      263,465          12,732,346
                                                                                                                  ------------------
                                                                                                                         29,855,832

------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                                                                          159,660           8,699,873
------------------------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                                        735,378           6,435,612
                                                                                                                  ------------------
                                                                                                                         15,135,485

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Daito Trust Construction Co. Ltd.                                                                       155,687           7,601,777
------------------------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                                            57,321           6,078,927
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                                              210,210           5,844,627
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                              221,445           8,224,942
                                                                                                                  ------------------
                                                                                                                         27,750,273

------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
GS Home Shopping, Inc.                                                                                  104,845          11,167,325
------------------------------------------------------------------------------------------------------------------------------------
GUS plc                                                                                                 338,456           5,222,469
------------------------------------------------------------------------------------------------------------------------------------
Next plc                                                                                                227,278           5,406,917
                                                                                                                  ------------------
                                                                                                                         21,796,711

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
British Sky Broadcasting Group plc                                                                      195,865           1,662,993
------------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                                                121,670           2,908,061
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                                        134,635          10,690,019
------------------------------------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                                            621,925           6,551,557

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
News Corp., Inc., Cl. B                                                                                 147,039   $       2,303,497
------------------------------------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                                                          247,813           3,019,112
------------------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                                          165,286           4,135,646
------------------------------------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                                                           61,460           2,451,391
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                                                    226,127           6,523,695
------------------------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                                    1,633,600           5,508,817
                                                                                                                  ------------------
                                                                                                                         45,754,788

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
DSG International plc                                                                                   421,864           1,111,119
------------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                                           484,585          15,182,569
------------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                                           139,940           4,116,465
                                                                                                                  ------------------
                                                                                                                         20,410,153

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.7%
Compagnie Financiere Richemont AG, A Shares                                                             167,933           6,612,935
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                                                     548,350          13,496,729
------------------------------------------------------------------------------------------------------------------------------------
Puma AG                                                                                                  31,734           8,573,470
------------------------------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                                             20,340           2,922,362
                                                                                                                  ------------------
                                                                                                                         31,605,496

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Foster's Group Ltd.                                                                                     646,615           2,699,305
------------------------------------------------------------------------------------------------------------------------------------
Heineken NV                                                                                             168,195           5,143,773
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                                                         72,312          11,841,987
                                                                                                                  ------------------
                                                                                                                         19,685,065

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Carrefour SA                                                                                             39,990           1,731,399
------------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                                       684,436           2,094,306
------------------------------------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                                                         255,500           3,211,094
                                                                                                                  ------------------
                                                                                                                          7,036,799


                   22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Cadbury Schweppes plc                                                                                   586,869   $       5,637,799
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke Numico NV 1                                                                                  51,074           2,098,467
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                                20,958           6,173,835
                                                                                                                  ------------------
                                                                                                                         13,910,101

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                                                                              112,703           8,112,783
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.8%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Technip SA                                                                                              401,162          22,677,690
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.8%
BG Group plc                                                                                            864,667           8,034,898
------------------------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                                             196,295          12,924,063
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj 1                                                                                          96,100           2,815,540
------------------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                                       70,511          17,657,262
------------------------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                                            75,175           2,827,332
                                                                                                                  ------------------
                                                                                                                         44,259,095

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--18.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
3i Group plc                                                                                            764,220          11,168,361
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                                     179,103           8,682,744
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                   95,828           8,792,810
                                                                                                                  ------------------
                                                                                                                         28,643,915

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.8%
Anglo Irish Bank Corp.                                                                                1,426,415          19,612,562
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                          224,446           6,596,421
------------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                                          486,390          12,388,353
------------------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                                                  1,576,600           8,907,833
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                                                      1,868          23,542,943
------------------------------------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.                                                                            134,437           3,211,575

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Royal Bank of Scotland Group plc (The)                                                                  639,883   $      18,181,425
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                  96,336          11,419,036
------------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                                                 980,585           6,056,685
------------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                                                 527,695           3,264,450
                                                                                                                  ------------------
                                                                                                                        113,181,283

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Mediobanca SpA                                                                                          327,130           5,769,842
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Collins Stewart Tullett plc                                                                           1,795,892          17,886,103
------------------------------------------------------------------------------------------------------------------------------------
MLP AG                                                                                                  135,215           2,646,336
                                                                                                                  ------------------
                                                                                                                         20,532,439

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz AG                                                                                               63,778           9,278,933
------------------------------------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                                              1,598,583           9,070,206
                                                                                                                  ------------------
                                                                                                                         18,349,139

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Solidere, GDR 1                                                                                          74,732           1,023,828
------------------------------------------------------------------------------------------------------------------------------------
Solidere, GDR 1,2                                                                                       785,925          10,767,173
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                                                  714,700          11,850,392
                                                                                                                  ------------------
                                                                                                                         23,641,393

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Housing Development Finance Corp. Ltd.                                                                  260,300           6,398,025
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.5%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Art Advanced Research Technologies, Inc. 1,3,4                                                        1,901,125             896,257


                   23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Art Advanced Research Technologies, Inc. 1,3                                                            389,400   $         183,577
------------------------------------------------------------------------------------------------------------------------------------
Essilor International SA                                                                                112,553           9,321,520
------------------------------------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1,3                                                                                   710,800           3,080,848
------------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                            54,061           5,793,449
------------------------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                            278,380           7,714,061
------------------------------------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                                             233,955          12,360,459
                                                                                                                  ------------------
                                                                                                                         39,350,171

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Nicox SA 1                                                                                            1,307,551           5,534,330
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.6%
Astellas Pharma, Inc.                                                                                   106,605           4,105,573
------------------------------------------------------------------------------------------------------------------------------------
AstraZeneca plc                                                                                          40,741           1,872,829
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                                     137,183           3,390,134
------------------------------------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                                           95,295           1,967,145
------------------------------------------------------------------------------------------------------------------------------------
Marshall Edwards,Inc. 1,4                                                                             1,717,263          12,472,987
------------------------------------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                                                        223,925           6,198,640
------------------------------------------------------------------------------------------------------------------------------------
Novogen Ltd. 1,3                                                                                      6,204,740          25,726,586
------------------------------------------------------------------------------------------------------------------------------------
Oxagen Ltd. 1,4                                                                                         214,287              16,220
------------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                        50,829           7,606,223
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                                       210,617          16,943,694
------------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                              34,722           2,249,901
------------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                                     194,200           2,385,964
------------------------------------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                                                      3,946,118           3,366,870
------------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                                          149,750           8,190,314
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                                       68,670           2,807,230
                                                                                                                  ------------------
                                                                                                                         99,300,310

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.3%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de Aeronautica SA, Preference                                                      2,196,446   $      20,833,093
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.9%
easyJet plc 1                                                                                         1,794,656          10,195,449
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
BTG plc 1                                                                                             2,130,181           8,178,127
------------------------------------------------------------------------------------------------------------------------------------
Capita Group plc                                                                                      1,653,048          11,166,792
------------------------------------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                                                       275,324           6,677,138
------------------------------------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                                                      71,453           2,954,393
                                                                                                                  ------------------
                                                                                                                         28,976,450

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis Westminster NV                                                                      68,926           3,969,718
------------------------------------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                                                  379,944           4,553,321
------------------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                                 64,024           5,074,693
                                                                                                                  ------------------
                                                                                                                         13,597,732

------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.3%
ABB Ltd. 1                                                                                            2,032,123          17,846,649
------------------------------------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                                             369,350           8,217,448
                                                                                                                  ------------------
                                                                                                                         26,064,097

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
Aalberts Industries NV                                                                                  349,130          17,473,377
------------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                              128,154           9,682,855
                                                                                                                  ------------------
                                                                                                                         27,156,232

------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                                                                        92,155           6,484,159
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Bunzl plc                                                                                               737,900           7,535,476


                   24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.5%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                                                                               324,025   $       5,539,346
------------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                             7,209,130          23,458,860
                                                                                                                  ------------------
                                                                                                                         28,998,206

------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Benq Corp.                                                                                            9,905,000           8,905,519
------------------------------------------------------------------------------------------------------------------------------------
Logitech International SA 1                                                                             196,132           8,977,794
                                                                                                                  ------------------
                                                                                                                         17,883,313

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
Electrocomponents plc                                                                                   260,741           1,151,873
------------------------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                              294,975          10,623,739
------------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                            37,340           9,462,459
------------------------------------------------------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                                                                         349,557          10,232,458
------------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                             166,985          11,903,807
------------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                          667,650          13,464,750
------------------------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                             219,518           5,001,954
------------------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                                          1,301,405          11,427,433
                                                                                                                  ------------------
                                                                                                                         73,268,473

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp.                                                                                         3,527           4,268,550
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                                                                               212,739          12,443,076
------------------------------------------------------------------------------------------------------------------------------------
United Internet AG                                                                                       86,477           3,078,050
                                                                                                                  ------------------
                                                                                                                         15,521,126

------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                                                                             237,440          13,352,337
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
ASM International NV 1                                                                                  394,795           5,767,955
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                                   9,715           5,599,586
                                                                                                                  ------------------
                                                                                                                         11,367,541

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.2%
Autonomy Corp. plc 1                                                                                    937,009   $       5,764,651
------------------------------------------------------------------------------------------------------------------------------------
Business Objects SA 1                                                                                   112,092           4,460,317
------------------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                              158,320           4,373,919
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                        70,825           7,779,459
------------------------------------------------------------------------------------------------------------------------------------
UbiSoft Entertainment SA 1                                                                               55,181           2,520,352
                                                                                                                  ------------------
                                                                                                                         24,898,698

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--5.4%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.9%
Filtrona plc                                                                                            989,442           4,607,838
------------------------------------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                                             670,610           5,663,357
------------------------------------------------------------------------------------------------------------------------------------
Sika AG 1                                                                                                 9,213           6,970,258
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                                            48,495           5,331,998
                                                                                                                  ------------------
                                                                                                                         22,573,451

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.5%
Companhia Vale do Rio Doce, Sponsored ADR                                                               396,900          15,018,696
------------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                           112,515          14,729,236
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                                           249,740          10,146,544
                                                                                                                  ------------------
                                                                                                                         39,894,476

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                                                                                2,150          11,269,510
------------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                                121,954           2,576,888
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                    7,991,710          17,164,548
                                                                                                                  ------------------
                                                                                                                         31,010,946

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                                                                              377,180           6,613,932
                                                                                                                  ------------------

Total Common Stocks
(Cost $789,067,533)                                                                                                   1,119,612,075


                   25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
------------------------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Preference 1,3                                              3,096,218   $       1,459,666
------------------------------------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:
$4.00 Cv., Series C-1 1,4                                                                                44,515             289,348
Cv., Series C 1,4                                                                                       600,000           3,900,000
Cv., Series D 1,4                                                                                       418,000           2,717,000
                                                                                                                  ------------------
Total Preferred Stocks
(Cost $7,987,691)                                                                                                         8,366,014

                                                                                                          UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------------------------------------
Autonomy Corp. plc Rts., Exp. 12/19/05 1                                                                468,504             794,006
------------------------------------------------------------------------------------------------------------------------------------
Ceres Group, Inc.:
Series C Wts., Exp. 8/28/06 1,4                                                                          20,032                  --
Series D Wts., Exp. 12/31/30 1,4                                                                         41,800                  --
                                                                                                                  ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                                           794,006

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.61% in joint
repurchase agreement (Principal Amount/
Value $1,261,257,000, with a maturity value
of $1,261,395,388) with UBS Warburg LLC,
3.95%, dated 11/30/05, to be repurchased
at $20,300,227 on 12/1/05, collateralized
by Federal National Mortgage Assn.,
4.50%-6%, 3/1/20-10/1/35, with a value of
$1,193,166,527 and Federal Home Loan
Mortgage Corp., 5.50%, 5/1/35, with a
value of $95,408,663
(Cost $20,298,000)                                                                                 $ 20,298,000   $      20,298,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $817,353,224)                                                                                        99.9%      1,149,070,095
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                             0.1           1,556,193
                                                                                                   ---------------------------------
NET ASSETS                                                                                                100.0%  $   1,150,626,288
                                                                                                   =================================


                   26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,767,173 or 0.94% of the Fund's net assets as of November 30, 2005.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2005 amounts to $31,346,934. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES             GROSS              GROSS            SHARES
                                           NOV. 30, 2004         ADDITIONS         REDUCTIONS     NOV. 30, 2005
----------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.         389,400                --                 --           389,400
Art Advanced Research Technologies, Inc.       1,901,125                --                 --         1,901,125
Art Advanced Research Technologies,
Inc., Preference                                      --         3,096,218                 --         3,096,218
Novogen Ltd.                                   6,323,015                --            118,275         6,204,740
Ortivus AB, Cl. B                                710,800                --                 --           710,800

                                                                     VALUE           DIVIDEND          REALIZED
                                                                SEE NOTE 1             INCOME              GAIN
----------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.                     $     183,577      $          --     $          --
Art Advanced Research Technologies, Inc.                           896,257                 --                --
Art Advanced Research Technologies,
Inc., Preference                                                 1,459,666                 --                --
Novogen Ltd.                                                    25,726,586                 --            91,453
Ortivus AB, Cl. B                                                3,080,848                 --                --
                                                             --------------------------------------------------
                                                             $  31,346,934      $          --     $      91,453
                                                             ==================================================

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of November 30, 2005 was $20,291,812, which represents 1.76% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.


                   27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                 $   210,742,044      18.3%
United Kingdom                                            181,117,422      15.8
France                                                    134,033,331      11.7
Switzerland                                                85,711,057       7.5
Germany                                                    74,121,163       6.5
Australia                                                  71,931,040       6.3
The Netherlands                                            43,252,310       3.8
Sweden                                                     41,722,277       3.6
India                                                      36,738,271       3.2
United States                                              35,904,221       3.1
Brazil                                                     35,851,789       3.1
Italy                                                      35,139,263       3.1
Korea, Republic of South                                   25,827,958       2.2
Denmark                                                    20,526,244       1.8
Ireland                                                    19,612,562       1.7
Spain                                                      16,153,055       1.4
Finland                                                    14,968,818       1.3
South Africa                                               14,729,236       1.3
Lebanon                                                    11,791,001       1.0
Norway                                                     11,427,433       1.0
Mexico                                                     10,690,019       0.9
Taiwan                                                      8,905,519       0.8
Bermuda                                                     2,827,332       0.2
Israel                                                      2,807,230       0.2
Canada                                                      2,539,500       0.2
                                                      --------------------------
Total                                                 $ 1,149,070,095     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $789,356,706)                     $  1,117,723,161
Affiliated companies (cost $27,996,518)                              31,346,934
                                                               -----------------
                                                                  1,149,070,095
--------------------------------------------------------------------------------
Cash                                                                  2,948,727
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                       488
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    1,705,458
Interest and dividends                                                1,444,774
Other                                                                    29,527
                                                               -----------------
Total assets                                                      1,155,199,069

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                2,444,200
Investments purchased                                                   957,419
Distribution and service plan fees                                      455,963
Transfer and shareholder servicing agent fees                           286,565
Trustees' compensation                                                  187,218
Shareholder communications                                               92,862
Other                                                                   148,554
                                                               -----------------
Total liabilities                                                     4,572,781

--------------------------------------------------------------------------------
NET ASSETS                                                     $  1,150,626,288
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                $  1,136,498,210
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (7,576,528)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (309,992,970)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated in
foreign currencies                                                  331,697,576
--------------------------------------------------------------------------------

NET ASSETS                                                     $  1,150,626,288
                                                               =================


                   29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $787,600,197 and 38,047,671 shares of beneficial interest
outstanding)                                                            $ 20.70
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                             $ 21.96
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $160,347,109 and 8,141,581 shares of beneficial
interest outstanding)                                                   $ 19.69
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $158,968,440 and 8,064,415 shares of beneficial interest
outstanding)                                                            $ 19.71
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,979,571 and 1,812,282 shares of beneficial interest
outstanding)                                                            $ 20.40
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $6,730,971 and 324,588 shares of beneficial
interest outstanding)                                                   $ 20.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,230,996)         $ 20,448,266
--------------------------------------------------------------------------------
Interest                                                                120,183
--------------------------------------------------------------------------------
Other income                                                             40,743
                                                                   -------------
Total investment income                                              20,609,192

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,127,264
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,745,367
Class B                                                               1,627,038
Class C                                                               1,516,403
Class N                                                                 166,551
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,979,419
Class B                                                                 535,242
Class C                                                                 438,253
Class N                                                                 147,941
Class Y                                                                      19
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 112,922
Class B                                                                  86,947
Class C                                                                  48,413
Class N                                                                   5,712
--------------------------------------------------------------------------------
Custodian fees and expenses                                             423,791
--------------------------------------------------------------------------------
Trustees' compensation                                                   32,879
--------------------------------------------------------------------------------
Other                                                                    88,026
                                                                   -------------
Total expenses                                                       18,082,187
Less reduction to custodian expenses                                     (2,035)
Less waivers and reimbursements of expenses                            (611,841)
                                                                   -------------
Net expenses                                                         17,468,311
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,140,881


                   31 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                         $  55,008,826
   Affiliated companies                                                  91,453
Foreign currency transactions                                        15,223,734
                                                                  --------------
Net realized gain                                                    70,324,013
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         168,563,475
Translation of assets and liabilities denominated in foreign
currencies                                                         (100,623,003)
                                                                  --------------
Net change in unrealized appreciation                                67,940,472

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 141,405,366
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                32 | OPPENHEIMER INTERNATIONAL GROWTH FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                             2005               2004
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income (loss)                             $     3,140,881    $      (344,925)
--------------------------------------------------------------------------------------------
Net realized gain                                             70,324,013          9,116,716
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         67,940,472        136,039,808
                                                         -----------------------------------
Net increase in net assets resulting from operations         141,405,366        144,811,599

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (4,399,289)        (6,767,655)
Class B                                                               --         (1,084,899)
Class C                                                               --           (837,758)
Class N                                                         (132,170)          (241,976)
Class Y                                                               --                 --

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        8,999,445         69,139,385
Class B                                                      (27,375,157)       (32,194,872)
Class C                                                       (4,967,085)         9,003,324
Class N                                                           11,561          7,458,197
Class Y                                                        6,636,879                 --

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                               120,179,550        189,285,345
--------------------------------------------------------------------------------------------
Beginning of period                                        1,030,446,738        841,161,393
                                                         -----------------------------------
End of period (including accumulated net investment
loss of $7,576,528 and $11,837,657, respectively)        $ 1,150,626,288    $ 1,030,446,738
                                                         ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED NOVEMBER 30,                    2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.19    $   15.72    $   11.63    $   14.96    $   19.77
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .10 1        .04 1        .01          .12          .06
Net realized and unrealized gain (loss)                2.53         2.63         4.19        (3.41)       (3.93)
                                                  ---------------------------------------------------------------
Total from investment operations                       2.63         2.67         4.20        (3.29)       (3.87)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.12)        (.20)        (.11)        (.04)          --
Distributions from net realized gain                     --           --           --           --         (.94)
                                                  ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.12)        (.20)        (.11)        (.04)        (.94)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   20.70    $   18.19    $   15.72    $   11.63    $   14.96
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    14.51%       17.18%       36.55%      (22.04)%     (20.58)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 787,600    $ 686,313    $ 528,363    $ 358,097    $ 535,615
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 717,536    $ 598,265    $ 390,315    $ 512,319    $ 536,366
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.52%        0.22%        0.18%        0.62%        0.62%
Total expenses                                         1.49%        1.61%        1.88%        1.64%        1.42%
Expenses after payments and waivers and
reduction to custodian expenses                        1.41%        1.43%        1.42%        1.56%        1.42%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  26%          37%          61%          46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS B     YEAR ENDED NOVEMBER 30,                        2005          2004          2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.33     $   15.00     $   11.10    $   14.34    $   19.14
-----------------------------------------------------------------------------------------------------------------------
Income loss from investment operations:
Net investment loss                                        (.05) 1       (.09) 1       (.13)        (.03)        (.01)
Net realized and unrealized gain (loss)                    2.41          2.51          4.06        (3.21)       (3.85)
                                                      -----------------------------------------------------------------
Total from investment operations                           2.36          2.42          3.93        (3.24)       (3.86)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --          (.09)         (.03)          --           --
Distributions from net realized gain                         --            --            --           --         (.94)
                                                      -----------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                 --          (.09)         (.03)          --         (.94)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.69     $   17.33     $   15.00    $   11.10    $   14.34
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        13.62%        16.25%        35.49%      (22.59)%     (21.23)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 160,347     $ 166,973     $ 174,959    $ 161,074    $ 230,085
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 162,953     $ 167,441     $ 148,838    $ 200,304    $ 262,745
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.25)%       (0.57)%       (0.55)%      (0.12)%      (0.15)%
Total expenses                                             2.19%         2.24%         2.48%        2.39%        2.17%
Expenses after payments and waivers and
reduction to custodian expenses                            2.19%         2.21%         2.19%        2.31%        2.17%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      26%           37%           61%          46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED NOVEMBER 30,                        2005          2004          2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.34     $   15.01     $   11.12    $   14.37    $   19.16
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.04) 1       (.08) 1       (.08)        (.01)          -- 2
Net realized and unrealized gain (loss)                    2.41          2.52          4.01        (3.24)       (3.85)
                                                      -----------------------------------------------------------------
Total from investment operations                           2.37          2.44          3.93        (3.25)       (3.85)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --          (.11)         (.04)          --           --
Distributions from net realized gain                         --            --            --           --         (.94)
                                                      -----------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                 --          (.11)         (.04)          --         (.94)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   19.71     $   17.34     $   15.01    $   11.12    $   14.37
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        13.67%        16.34%        35.44%      (22.62)%     (21.16)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 158,968     $ 144,529     $ 116,659    $  89,456    $ 114,084
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 151,790     $ 131,125     $  90,532    $ 106,551    $ 122,775
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                       (0.20)%       (0.52)%       (0.59)%      (0.12)%      (0.14)%
Total expenses                                             2.13%         2.16%         2.38%        2.37%        2.17%
Expenses after payments and waivers and reduction
to custodian expenses                                      2.13%         2.16%         2.22%        2.29%        2.17%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      26%           37%           61%          46%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER INTERNATIONAL GROWTH FUND

CLASS N     YEAR ENDED NOVEMBER 30,                        2005          2004           2003         2002       2001 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.94     $   15.51      $   11.55    $   14.93    $   18.74
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .05 2          -- 2,3        .02          .09          .01
Net realized and unrealized gain (loss)                    2.49          2.60           4.08        (3.38)       (3.82)
                                                      ------------------------------------------------------------------
Total from investment operations                           2.54          2.60           4.10        (3.29)       (3.81)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.08)         (.17)          (.14)        (.09)          --
Distributions from net realized gain                         --            --             --           --           --
                                                      ------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                               (.08)         (.17)          (.14)        (.09)          --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   20.40     $   17.94      $   15.51    $   11.55    $   14.93
                                                      ==================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                        14.19%        16.94%         36.01%      (22.18)%     (20.33)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  36,980     $  32,631      $  21,180    $  11,833    $   3,102
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  33,383     $  26,738      $  14,722    $   9,195    $   1,152
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                               0.26%        (0.02)%        (0.16)%       0.19%        0.18%
Total expenses                                             1.77%         1.77%          1.90%        1.80%        1.74%
Expenses after payments and waivers and
reduction to custodian expenses                            1.67%         1.66%          1.73%        1.72%        1.74%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      26%           37%            61%          46%          33%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     PERIOD ENDED NOVEMBER 30,                                  2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 20.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .05
Net realized and unrealized loss                                         (.02)
                                                                      ----------
Total from investment operations                                          .03
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       --
Dividends from net realized gain                                           --
                                                                      ----------
Total dividends and/or distributions to shareholders                       --
--------------------------------------------------------------------------------

Net asset value, end of period                                        $ 20.74
                                                                      ==========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                       0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $ 6,731
--------------------------------------------------------------------------------
Average net assets (in thousands)                                     $ 2,071
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                    0.98%
Total expenses                                                           0.85% 5
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    26%

1. For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-


                   39 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   40 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
UNDISTRIBUTED     UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
NET INVESTMENT        LONG-TERM                   LOSS    FOR FEDERAL INCOME
INCOME                     GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
----------------------------------------------------------------------------
$  6,003,134              $  --         $  299,659,135        $  307,965,897

1. As of November 30, 2005, the Fund had $299,659,135 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2005, details of the capital loss carryforwards were as follows:

                      EXPIRING
                      ------------------------------
                      2009            $   13,236,293
                      2010               110,808,862
                      2011               175,613,980
                                      --------------
                      Total           $  299,659,135
                                      ==============

2. During the fiscal year ended November 30, 2005, the Fund utilized $63,414,765 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended November 30, 2004, the Fund utilized $4,192,154 of capital loss carryforward to offset capital gains realized in that fiscal year.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2005. Net assets of the Fund were unaffected by the reclassifications.


                   41 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

       REDUCTION TO                  INCREASE TO
       ACCUMULATED               ACCUMULATED NET
       NET INVESTMENT              REALIZED LOSS
       LOSS                       ON INVESTMENTS
       -----------------------------------------
       $  5,651,707                 $  5,651,707

The tax character of distributions paid during the years ended November 30, 2005 and November 30, 2004 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                  NOVEMBER 30, 2005   NOVEMBER 30, 2004
       ----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $  4,531,459        $  8,932,288

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities          $  841,084,903
       Federal tax cost of other investments          384,452
                                               --------------
       Total federal tax cost                  $  841,469,355
                                               ==============

       Gross unrealized appreciation           $  343,668,084
       Gross unrealized depreciation              (35,702,187)
                                               --------------
       Net unrealized appreciation             $  307,965,897
                                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended November 30, 2005, the Fund's projected benefit obligations were increased by $5,835 and payments of $9,168 were made to retired trustees, resulting in an accumulated liability of $153,099 as of November 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   42 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED NOVEMBER 30, 2005 1     YEAR ENDED NOVEMBER 30, 2004
                                 SHARES            AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         13,981,578   $   271,359,569      19,377,829   $  323,265,209
Dividends and/or
distributions reinvested        203,071         3,746,661         364,291        5,755,789
Redeemed                    (13,863,240)     (266,106,785) 2  (15,635,357)    (259,881,613) 3
                            -----------------------------------------------------------------
Net increase                    321,409   $     8,999,445       4,106,763   $   69,139,385
                            =================================================================


                   43 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                  YEAR ENDED NOVEMBER 30, 2005 1      YEAR ENDED NOVEMBER 30, 2004
                                        SHARES            AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,302,301     $  23,985,553       2,003,862     $  32,149,130
Dividends and/or
distributions reinvested                    --                --          61,977           940,197
Redeemed                            (2,793,027)      (51,360,710) 2   (4,100,867)      (65,284,199) 3
                                    -----------------------------------------------------------------
Net decrease                        (1,490,726)    $ (27,375,157)     (2,035,028)    $ (32,194,872)
                                    =================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                 1,548,621     $  28,511,932       2,301,953     $  36,724,240
Dividends and/or
distributions reinvested                    --                --          45,549           690,983
Redeemed                            (1,818,883)      (33,479,017) 2   (1,786,385)      (28,411,899) 3
                                    -----------------------------------------------------------------
Net increase (decrease)               (270,262)    $  (4,967,085)        561,117     $   9,003,324
                                    =================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                   807,614     $  15,360,583       1,087,688     $  17,969,575
Dividends and/or
distributions reinvested                 6,864           125,137          14,836           231,750
Redeemed                              (820,678)      (15,474,159) 2     (649,373)      (10,743,128) 3
                                    -----------------------------------------------------------------
Net increase (decrease)                 (6,200)    $      11,561         453,151     $   7,458,197
                                    =================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   334,146     $   6,835,178              --     $          --
Dividends and/or
distributions reinvested                    --                --              --                --
Redeemed                                (9,558)         (198,299) 2           --                --
                                    -----------------------------------------------------------------
Net increase                           324,588     $   6,636,879              --     $          --
                                    =================================================================

1. For the year ended November 30, 2005, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to November 30, 2005, for Class Y shares.

2. Net of redemption fees of $6,990, $1,588, $1,479, $325 and $20 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $4,905, $1,373, $1,075 and $219 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2005, were as follows:

                                    PURCHASES           SALES
-------------------------------------------------------------
Investment securities           $ 271,971,268   $ 308,867,944

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the


                   44 | OPPENHEIMER INTERNATIONAL GROWTH FUND next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2005, the Fund paid $3,472,160 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at November 30, 2005 for Class B, Class C and Class N shares were $2,989,611, $2,889,193 and $296,643, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.




                   45 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A        CLASS B        CLASS C        CLASS N
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
November 30, 2005        $ 306,475       $  3,230     $  279,364      $  22,270      $  37,036

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended November 30, 2005 OFS waived $579,107, $22 and $32,712 for Class A, Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of November 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT         VALUATION
                                    EXPIRATION       AMOUNT             AS OF     UNREALIZED
CONTRACT DESCRIPTION                     DATES       (000s)     NOV. 30, 2005   APPRECIATION
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Danish Krone [DKK]             12/1/05-12/2/05        4,105DKK     $  649,263        $   488


                   46 | OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                VALUATION AS OF       UNREALIZED
                                   ACQUISITION                     NOVEMBER 30,     APPRECIATION
SECURITY                                 DATES           COST              2005   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Art Advanced Research
Technologies, Inc.                     6/19/01   $  7,500,000       $   896,257     $ (6,603,743)
Ceres Group, Inc., $4.00 Cv.,
Series C-1                              2/6/01        178,060           289,348          111,288
Ceres Group, Inc., Cv., Series C        1/6/99      2,400,000         3,900,000        1,500,000
Ceres Group, Inc., Cv., Series D       3/15/01      2,508,000         2,717,000          209,000
Ceres Group, Inc., Series C Wts.,
Exp. 8/28/06                          10/25/01             --                --               --
Ceres Group, Inc., Series D Wts.,
Exp. 12/31/30                          10/4/01             --                --               --
Marshall Edwards, Inc.                  5/6/02      6,869,052        12,472,987        5,603,935
Oxagen Ltd.                           12/20/00      2,210,700            16,220       (2,194,480)
                                                 ------------------------------------------------
                                                 $ 21,665,812       $20,291,812     $ (1,374,000)
                                                 ================================================

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,


                   47 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   48 | OPPENHEIMER INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER INTERNATIONAL GROWTH FUND:

      We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund including the statement of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
January 18, 2006


                   49 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.1158 and $0.0772 per share were paid to Class A and Class N shareholders, respectively, on December 16, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended November 30, 2005 which are not designated as capital gain distributions should be multiplied by 1.59% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $17,807,401 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $2,025,129 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      $9,173,323 of gross income was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   50 | OPPENHEIMER INTERNATIONAL GROWTH FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting was adjourned until September 16, 2005 to allow the Fund to solicit additional votes for the proposals to change, add or eliminate certain fundamental investment policies (Proposal No. 2) as described in the Fund's proxy statement for that meeting. On September 16, 2005, the meeting was reconvened and the proposals regarding changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2). The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO.1
NOMINEE                                 FOR        WITHHELD                TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              29,160,988.580     372,193.384       29,533,181.964
Robert G. Galli              29,139,545.722     393,636.242       29,533,181.964
Phillip A. Griffiths         29,162,578.986     370,602.978       29,533,181.964
Mary F. Miller               29,152,244.072     380,937.892       29,533,181.964
Joel W. Motley               29,157,685.813     375,496.151       29,533,181.964
John V. Murphy               29,151,600.724     381,581.240       29,533,181.964
Kenneth A. Randall           29,132,448.835     400,733.129       29,533,181.964
Russell S. Reynolds, Jr.     29,120,403.347     412,778.617       29,533,181.964
Joseph M. Wikler             29,165,053.882     368,128.082       29,533,181.964
Peter I. Wold                29,143,331.938     389,850.026       29,533,181.964
Clayton K. Yeutter           29,125,891.538     407,290.426       29,533,181.964

--------------------------------------------------------------------------------
PROPOSAL NO. 2
               FOR        AGAINST      ABSTAIN   BROKER NON-VOTE           TOTAL
--------------------------------------------------------------------------=-----
2A: Proposal to change the policy on Borrowing
    20,912,808.168    949,498.548  786,037.572     6,807,319.000  29,455,663.288
2B: Proposal to change the policy on Concentration of Investments
    21,104,207.930    775,037.578  769,098.780     6,807,319.000  29,455,663.288
2C: Proposal to change the policy on Diversification of Investments
    21,237,764.075    676,928.728  733,651.485     6,807,319.000  29,455,663.288
2E: Proposal to eliminate the policy on Investing to Exercise Control
    21,122,123.166    749,167.396  777,053.726     6,807,319.000  29,455,663.288
2F: Proposal to eliminate the policy on Investing in Issuers Whose Shares are
    Owned by the Funds' Trustees and Officers
    20,769,058.976  1,089,626.195  789,659.117     6,807,319.000  29,455,663.288
2G: Proposal to change the policy on Investing in Other Investment Companies
    21,002,358.317    893,105.671  752,880.300     6,807,319.000  29,455,663.288
2H: Proposal to change the policy on Lending
    20,905,465.409    953,032.818  789,846.061     6,807,319.000  29,455,663.288
2I: Proposal to eliminate the policy on Margin and Short Sales (purchasing)
    20,743,672.828  1,128,466.392  776,205.068     6,807,319.000  29,455,663.288
2J: Proposal to eliminate the policy on Pledging, Mortgaging or Hypothecating of
    Assets
    20,765,344.247  1,064,999.701  818,000.340     6,807,319.000  29,455,663.288
2K: Proposal to approve the policy on Real Estate and Commodities
    21,162,125.216    756,617.535  729,601.537     6,807,319.000  29,455,663.288
2L: Proposal to change the policy on Senior Securities
    21,099,651.979    752,983.858  795,708.451     6,807,319.000  29,455,663.288


                   51 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   52 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(s) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5
FUND, LENGTH OF SERVICE, AGE      YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
                                  NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
                                  CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW
TRUSTEES                          IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH TRUSTEE SERVES FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge
Chairman of the Board             company) (since January 2005); Attorney at
of Trustees (since 2003),         Hogan & Hartson (law firm) (since June 1993);
Trustee (since 1996)              Director of Danielson Holding Corp.
Age: 75                           (waste-to-energy company) (since 2002);
                                  Director of Weyerhaeuser Corp. (1999-April
                                  2004); Director of Caterpillar, Inc.
                                  (1993-December 2002); Director of ConAgra
                                  Foods (1993-2001); Director of Texas
                                  Instruments (1993- 2001); Director of FMC
                                  Corporation (1993-2001). Oversees 38
                                  portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic
Trustee (since 2005)              Development (policy research foundation)
Age: 64                           (since 2005); Director of ICI Education
                                  Foundation (education foundation) (since
                                  October 1991); President of the Investment
                                  Company Institute (trade association)
                                  (1991-2004); Director of ICI Mutual Insurance
                                  Company (insurance company) (1991-2004).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer
Trustee (since 1996)              funds. Oversees 48 portfolios in the
Age: 72                           OppenheimerFunds complex.

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision
Trustee (since 1999)              medical equipment supplier) (since 2001);
Age: 67                           Trustee of Woodward Academy (since 1983);
                                  Senior Advisor of The Andrew W. Mellon
                                  Foundation (since 2001); Member of the
                                  National Academy of Sciences (since 1979);
                                  Member of the American Philosophical Society
                                  (since 1996); Council on Foreign Relations
                                  (since 2002); Director of the Institute for
                                  Advanced Study (1991-2004); Director of
                                  Bankers Trust New York Corporation
                                  (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra
Trustee (since 2004)              (not-for-profit) (since October 1998); and
Age: 63                           Senior Vice President and General Auditor of
                                  American Express Company (financial services company) (July 1998-February 2003). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp.
Trustee (since 2002)              (privately-held financial adviser) (since
Age: 53                           2002); Managing Director of Carmona Motley,
                                  Inc. (privately-held financial adviser) (since
                                  January 2002); Managing Director of Carmona
                                  Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric
Trustee (since 1996)              utility holding company) (since February
Age: 78                           1972); Former Director of Prime Retail, Inc.
                                  (real estate investment trust), Dominion
                                  Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual Casualty Company,
                                  American Motorists Insurance Company and
                                  American Manufacturers Mutual Insurance
                                  Company; Former President and Chief Executive
                                  Officer of The Conference Board, Inc.
                                  (international economic and business
                                  research). Oversees 38 portfolios in the OppenheimerFunds complex.


                   53 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,  Chairman of The Directorship Search Group, Inc.
Trustee (since 1996)       (corporate governance consulting and executive
Age: 74                    recruiting) (since 1993); Life Trustee of
                           International House (non-profit educational organization); Former Trustee of The Historical
                           Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,          Director of the following medical device companies:
Trustee (since 2005)       Medintec (since 1992) and Cathco (since 1996);
Age: 64                    Director of Lakes Environmental Association (since
                           1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since
                           1994); Director of Fortis/Hartford mutual funds
                           (1994-December 2001). Oversees 39 portfolios in the
                           OppenheimerFunds complex.

PETER I. WOLD,             President of Wold Oil Properties, Inc. (oil and gas
Trustee (since 2005)       exploration and production company) (since 1994);
Age: 57                    Vice President, Secretary and Treasurer of Wold
                           Trona Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold
                           Talc Company, Inc. (talc mining) (since 1999);
                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of
                           Kansas City (1993-1999); and Director of
                           PacifiCorp. (electric utility) (1995-1999).
                           Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,           General Partner of Odyssey Partners, L.P. (hedge
Trustee (since 2005)       fund) (since September 1996); Director of Special
Age: 62                    Value Opportunities Fund, LLC (registered
                           investment company) (since September 2004);
                           Director of Zurich Financial Investment Advisory
                           Board (affiliate of the Manager's parent company)
                           (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
                           August 1990); Trustee of the Institute for Advanced
                           Study (non-profit educational institute) (since May
                           1992); Special Limited Partner of Odyssey
                           Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                           (investment research, non-profit); Governor, Jerome
                           Levy Economics Institute of Bard College (August
                           1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                           (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE         THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
AND OFFICER                CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW
                           YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR
                           AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                           RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                           INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                           RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                           INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                           OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,            Chairman, Chief Executive Officer and Director
President and Principal    (since June 2001) and President (since September
Executive Officer (since   2000) of the Manager; President and Director or
2001) and Trustee          Trustee of other Oppenheimer funds; President and
(since 2001)               Director of Oppenheimer Acquisition Corp. ("OAC")
Age: 56                    (the Manager's parent holding company) and of
                           Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                           2001); Director of OppenheimerFunds Distributor,
                           Inc. (subsidiary of the Manager) (since November
                           2001); Chairman and Director of Shareholder
                           Services, Inc. and of Shareholder Financial
                           Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since
                           July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                           Institutional Asset Management, Inc., Centennial
                           Asset Management Corporation, Trinity Investment
                           Management Corporation and Tremont Capital
                           Management, Inc. (since November 2001), HarbourView


                   54 | OPPENHEIMER INTERNATIONAL GROWTH FUND

JOHN V. MURPHY,            Asset Management Corporation and OFI Private
Continued                  Investments, Inc. (since July 2001); President (since
                           November 1, 2001) and Director (since July 2001) of
                           Oppenheimer Real Asset Management, Inc.; Executive
                           Vice President of Massachusetts Mutual Life Insurance
                           Company (OAC's parent company) (since February 1997);
                           Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                           (since June 1995); Member of the Investment Company
                           Institute's Board of Governors (since October 3,
                           2003); Chief Operating Officer of the Manager
                           (September 2000-June 2001); President and Trustee of
                           MML Series Investment Fund and MassMutual Select
                           Funds (open-end investment companies) (November
                           1999-November 2001); Director of C.M. Life Insurance
                           Company (September 1999-August 2000); President,
                           Chief Executive Officer and Director of MML Bay State
                           Life Insurance Company (September 1999-August 2000);
                           Director of Emerald Isle Bancorp and Hibernia Savings
                           Bank (wholly-owned subsidiary of Emerald Isle
                           Bancorp) (June 1989-June 1998). Oversees 87 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE
                           AS FOLLOWS: FOR MESSRS. EVANS AND ZACK, TWO WORLD
                           FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                           YORK 10281-1008, FOR MESSRS VANDEHEY AND WIXTED,
                           6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                           EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                           HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

GEORGE R. EVANS,           Senior Vice President (since October 1993) and
Vice President and         Director of International Equities (since July 2004)
Portfolio                  of the Manager. Formerly Vice President of
Manager (since 1996)       HarbourView Asset Management Corporation (July
Age: 46                    1994-November 2001). An officer of 2 portfolios in
                           the OppenheimerFunds complex.

MARK S. VANDEHEY,          Senior Vice President and Chief Compliance Officer of
Vice President and Chief   the Manager (since March 2004); Vice President of
Compliance Officer         OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)               Management Corporation and Shareholder Services, Inc.
Age: 55                    (since June 1983). Former Vice President and Director
                           of Internal Audit of the Manager (1997-February
                           2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,           Senior Vice President and Treasurer of the Manager
Treasurer and Principal    (since March 1999); Treasurer of the following:
Financial and Accounting   HarbourView Asset Management Corporation, Shareholder
Officer (since 1999)       Financial Services, Inc., Shareholder Services, Inc.,
Age: 46                    Oppenheimer Real Asset Management Corporation, and
                           Oppenheimer Partnership Holdings, Inc. (since March
                           1999), OFI Private Investments, Inc. (since March
                           2000), OppenheimerFunds International Ltd. (since May
                           2000), OppenheimerFunds plc (since May 2000), OFI
                           Institutional Asset Management, Inc. (since November
                           2000), and OppenheimerFunds Legacy Program
                           (charitable trust program established by the Manager)
                           (since June 2003); Treasurer and Chief Financial
                           Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                           Assistant Treasurer of the following: OAC (since
                           March 1999), Centennial Asset Management Corporation
                           (March 1999-October 2003) and OppenheimerFunds Legacy
                           Program (April 2000-June 2003); Principal and Chief
                           Operating Officer of Bankers Trust Company-Mutual
                           Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                   55 | OPPENHEIMER INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,            Executive Vice President (since January 2004) and
Secretary (since 2001)     General Counsel (since March 2002) of the Manager;
Age: 57                    General Counsel and Director of the Distributor
                           (since December 2001); General Counsel of Centennial
                           Asset Management Corporation (since December 2001);
                           Senior Vice President and General Counsel of
                           HarbourView Asset Management Corporation (since
                           December 2001); Secretary and General Counsel of OAC
                           (since November 2001); Assistant Secretary (since
                           September 1997) and Director (since November 2001) of
                           OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc; Vice President and Director of
                           Oppenheimer Partnership Holdings, Inc. (since
                           December 2002); Director of Oppenheimer Real Asset
                           Management, Inc. (since November 2001); Senior Vice
                           President, General Counsel and Director of
                           Shareholder Financial Services, Inc. and Shareholder
                           Services, Inc. (since December 2001); Senior Vice
                           President, General Counsel and Director of OFI
                           Private Investments, Inc. and OFI Trust Company
                           (since November 2001); Vice President of
                           OppenheimerFunds Legacy Program (since June 2003);
                           Senior Vice President and General Counsel of OFI
                           Institutional Asset Management, Inc. (since November
                           2001); Director of OppenheimerFunds (Asia) Limited
                           (since December 2003); Senior Vice President (May
                           1985-December 2003), Acting General Counsel (November
                           2001-February 2002) and Associate General Counsel
                           (May 1981-October 2001) of the Manager; Assistant
                           Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                           Services, Inc. (November 1989-November 2001), and
                           OppenheimerFunds International Ltd. (September
                           1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   56 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $23,000 in fiscal 2005 and $18,000 in fiscal 2004.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006